Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 9	DERIVATIVE LIABILITY

On June 10, 2016, the Company entered into a Loan Agreement with an investor pursuant to which the Company reissued a convertible promissory note from a selling investor in the principal amount of for up to $160,330. The Note is convertible into shares of common stock at an initial conversion price subject to adjustment as contained in the Note. The Conversion Price is the 80% of the average closing price of the last thirty trading days of the stock, not lower than $0.10. The Note accrues interest at a rate of 7% per annum and matures on December 10, 2017.

Due to the variable conversion price associated with this convertible promissory note, the Company has determined that the conversion feature is considered a derivative liability. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date.

The initial fair value of the embedded debt derivative of $206,996 was allocated as a debt discount $76,163 was determined using intrinsic value with the remainder $130,833 charged to current period operations as interest expenses. The fair value of the described embedded derivative was determined using the Black-Scholes Model with the following assumptions:

(1) dividend yield of	0%;
(2) expected volatility of	164%,
(3) risk-free interest rate of	0.87%,
(4) expected life of	36 months
(5) fair value of the Company’s common stock of	$0.26 per share.

During the three ended September 30, 2016 and 2015, the Company recorded the loss (gain) in fair value of derivative ($59,857) and $-0-, respectively.

For the three ended September 30, 2016 and 2015, $6,399- and $-0-, respectively, was expensed in the statement of operation as amortization of debt discount related to above notes and shown as interest expenses, respectively.

The following table represents the Company’s derivative liability activity for the period ended:

Balance at June 30, 2016	$188,128
Derivative liability reclass into additional paid in capital upon notes conversion	(23,825)
Change in fair value of derivative at period end	(59,857)
Balance September 30, 2016	$104,446

NOTE 9	DERIVATIVE FINANCIAL INSTRUMENTS

The following table presents the components of the Company’s derivative financial instruments associated with convertible promissory notes (Notes 8) and warrants (Note 12), which have no observable market data and are derived using the Black-Scholes option pricing model measured at fair value on a recurring basis, using Level 1 and 3 inputs to the fair value hierarchy, at June 30, 2016:

	2016	2015
Embedded conversion features	$–	$–
Warrants	–	–
Insufficient shares	–	–
Derivative financial instruments	$–	$–

These derivative financial instruments arise as a result of applying ASC 815 Derivative and Hedging (“ASC 815”), which requires the Company to make a determination whether an equity-linked financial instrument, or embedded feature, is indexed to the entity’s own stock. This guidance applies to any freestanding financial instrument or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own stock.

During the year ended June 30, 2016, the Company issued notes with embedded conversion features and warrants to purchase common stock and the Company did not, at the date of issuance of these instruments, have a sufficient number of authorized and available shares of common stock to settle the outstanding contracts which triggered the requirement to account for these instruments as derivative financial instruments until such time as the Company has sufficient authorized shares.

On December 31, 2015, the Company amended its Articles of Incorporation by filing a Certificate of Amendment with the Secretary of State of Nevada to effect an increase in the number of the Company’s authorized common shares from 100,000,000 to 200,000,000.

On June 30, 2016, the Company amended its Articles of Incorporation by filing a Certificate of Amendment with the Secretary of State of Nevada to effect an increase in the number of the Company’s authorized common shares from 200,000,000 to 300,000,000. The increase in the authorized number of shares of common stock was approved by the Board of Director of the Company on June 30, 2016 and holders of more than 50% of the voting power of the Company’s capital stock. The Company’s ticker symbol and CUSIP remain unchanged.